Securities - Summary of Allowance for Credit Losses - Securities at Amortized Cost (Detail) - Debt securities at amortized cost [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 24	$ 38
Provision for credit losses
Purchases	9	7
Sales and maturities	(2)	(1)
Changes in risk, parameters and exposures	(1)	(21)
Exchange rate and other	(1)	1
Balance at end of period	29	24
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	5	6
Provision for credit losses
Purchases	9	7
Sales and maturities	(2)	(1)
Changes in risk, parameters and exposures	(2)	(6)
Exchange rate and other		(1)
Balance at end of period	10	5
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	19	32
Provision for credit losses
Changes in risk, parameters and exposures	1	(15)
Exchange rate and other	(1)	2
Balance at end of period	$ 19	$ 19